Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other receivables.
Trade receivable	$ 515,960	$ 417,994
Interest receivable	33,295	13,126
Tax receivables	46,107	63,605
Other receivables	57,513	1,962
Total trade and other receivables	652,875	$ 496,687
Proceeds of exercise of stock options receivable included in other receivables	$ 52,000